Voyage revenues	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Voyage revenues

16.       Voyage revenues:

The following table shows the voyage revenues earned from time charters, voyage charters and pool agreements for the years ended December 31, 2020, 2021 and 2022, as presented in the consolidated statements of operation:

	Years ended December 31,
	2020	2021	2022

Time charters	$309,503	$745,442	$841,057
Voyage charters	385,482	683,146	591,479
Pool revenues	(1,744)	(1,165)	4,620
	$693,241	$1,427,423	$1,437,156

16.       Voyage revenues - (continued):

As of December 31, 2022 and 2021, trade accounts receivable from voyage charter agreements amounted to $24,144 and $44,647 respectively. This decrease was attributable to the timing of collections and lower rates prevailing at each year-end. No write-off was recorded in both years in connection with the voyage charter agreements.

Under ASC 606, unearned voyage charter revenue represents the consideration received for undelivered performance obligations.  The Company recorded $10,289 as unearned revenue related to voyage charter agreements in progress as of December 31, 2021, which was recognized in earnings during the year ended December 31, 2022 as the performance obligations were satisfied in that period. In addition, the Company recorded $9,215 as unearned revenue related to voyage charter agreements in progress as of December 31, 2022, which will be recognized in earnings during the year ending December 31, 2023 as the performance obligations will be satisfied in that period. This decrease of $1,074 was mainly attributable to the weaker market conditions prevailing at year end of 2022 compared to the same period in 2021 while it is also affected by the timing of collections.

Further, as of December 31, 2022, capitalized contract fulfilment costs which are recorded under “Other current assets” amounting of $ 4,366, remaining almost at the same level compared to $4,923 as of December 31, 2021.

Demurrage income for the years ended December 31, 2020, 2021 and 2022 amounted to $22,425, $59,032 and $32,435, respectively and is included in Voyage revenues in the consolidated statements of operations.

The adjustment to Company’s revenues from the vessels operating in the CCL Pool (Note 3), deriving from the allocated pool result for those vessels as determined in accordance with the agreed-upon formula, for the years ended December 31, 2020, 2021 and 2022 was ($3,695), ($4,188) and $4,965, respectively, while the corresponding adjustment to Company’s revenues from the Short Pool (Note 3) for the years ended December 31, 2020, 2021 and 2022 was $1,922, ($328) and $147. All the amounts are included within “Pool Revenues” in the table above. The remaining amounts of $29, $3,351 and ($492) for the years ended December 31, 2020, 2021 and 2022, respectively, refers to other participation adjustments deriving from profit sharing from participation in charter-in agreement with other parties.

As discussed in Note 1, during 2020, 2021 and 2022 the Company chartered-in a number of third-party vessels, to increase its operating capacity in order to satisfy its clients’ needs. Revenues generated from those charter-in vessels during the years ended December 31, 2020, 2021 and 2022 amounted to $36,234, $20,215 and $35,420, respectively and are included in Voyage revenues in the consolidated statements of operations, out of which $243, $1,212 and $10,208, respectively, constitute sublease income deriving from time charter agreements.